Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Future Maturities, Interest and Other Payments under Company's Long Term Secured Loan Pursuant to Credit Agreement

Future maturities, interest and other payments under the Company’s long term secured loan pursuant to the credit agreement as of December 31, 2014 is as follows:

	December 31, 2014		December 31, 2013
	US$	A$	US$	A$

2014	0		2,532,500
2015	2,349,167		1,749,167
2016	2,032,500		1,732,500
2017	1,732,500		1,732,500
2018	16,732,500		16,732,500
Thereafter	0		0

Total minimum payments	22,846,667		24,479,167
Less amount representing interest and other fees	(7,846,667)		(9,479,167)

Gross balance of long term debt	15,000,000		15,000,000
Less fair value of warrants recorded within loan (a)	(815,655)		(815,655)
Plus interest accretion	168,494		5,363

Total carrying value	14,352,839	17,499,194	14,189,708	15,857,966

Less current portion	0	0	0	0

Total carrying value, non-current portion	14,352,839	17,499,194	14,189,708	15,857,966

The carrying value of the borrowings approximates its fair value. The fair value is estimated by discounting future cash flows at the currently offered rates for borrowings of similar remaining maturities.

(a)	The warrants issued in December 2013 had a fair value of US$815,655 as of December 31, 2014, and are included in long term debt carrying value.